                                                                 October 4, 1996

Dear Fellow Shareholders:

     On behalf of all of us at Heritage Asset Management, thank you for your continuing investment in Heritage Cash Trust Municipal Money Market Fund (the "Fund"). Over your Fund's most recent fiscal year ended August 31, 1996, total net assets increased from $283 million to $326 million. During the same period, the seven-day effective yield for your Fund was relatively stable. After falling from 3.01% on August 31, 1995 to 2.83% on February 29, 1996, rates have increased slightly, reaching 2.93% on August 31 of this year.

     For much of the past year, we have all seen headlines speculating about the growth rate of our domestic economy. Are we growing too fast, or too slowly -- and what will the Federal Reserve Board do to slow the growth or speed it up? The Fed lowered their Federal funds rate target twice in the first half of your Fund's fiscal year but have made no further changes since February. As long as the economy maintains a steady growth rate, we believe that the Fed will not take any action in the next several months to cause short-term rates to change significantly.

     Since our semiannual report was mailed to you, your Fund was rated AAAm by Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     In our semiannual report, we mentioned that the Securities and Exchange Commission ("SEC") has issued regulations modifying certain rules under which money market funds operate. The effective date for these new regulations, which was scheduled for October 3, 1996, has been delayed by the SEC pending possible further amendments. We do not expect that these changes will cause any significant change to the way in which your Fund is managed.

     Please remember that if you are subject to the alternative minimum tax, a portion of the Fund's income may be considered a preference item for tax purposes. Also, for those of you subject to a state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax. We will send you more information about these items in early 1997.

     Thank you again for your confidence in entrusting us with a portion of your investment portfolio.

                                          Sincerely,


                                          /s/ Stephen G. Hill
                                          -------------------
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY/PUT
   AMOUNT                                                                                     DATE*          VALUE
-------------                                                                              ------------   ------------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--99.7%(A)
ALABAMA--3.1%
$  10,000,000  Jefferson County, 3.50% (b)
                 Sewer Revenue Bond, Series 95A
                 LOC: Bayerische Landesbank..............................................    09/07/96     $ 10,000,000
                                                                                                          ------------
ALASKA--0.3%
    1,000,000  Alaska International Airport, 3.70%
                 Series 93H, MBIA........................................................    10/01/96          999,955
                                                                                                          ------------
ARIZONA--1.7%
    5,000,000  Arizona School District, 4.40%
                 Tax Anticipation Note
                 Phoenix Union #210, Series 96...........................................    07/31/97        5,017,536
      500,000  Pima County, 3.50% (b)
                 Pollution Control Revenue Bond
                 Tucson Electric Company Project, Series 82
                 LOC: Societe Generale...................................................    09/07/96          500,000
                                                                                                          ------------
                                                                                                             5,517,536
                                                                                                          ------------
ARKANSAS--2.4%
    2,100,000  Clark County, 3.60%(b)
                 Solid Waste Revenue Bond
                 Reynolds Metals Project, Series 93, AMT
                 LOC: Trust Company Bank.................................................    09/07/96        2,100,000
    5,600,000  Jacksonville, 3.55% (b)
                 Industrial Development Revenue Bond
                 Regalware, Inc.
                 LOC: NBD Corporation....................................................    09/30/96        5,600,000
                                                                                                          ------------
                                                                                                             7,700,000
                                                                                                          ------------
CALIFORNIA--6.0%
    5,000,000  California GO, 4.50%
                 Revenue Anticipation Note, Series 96/97.................................    06/30/97        5,021,085
    5,000,000  California Housing Finance Authority, 4.00%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 96J
                 GIC: Financial Guaranty Insurance Company...............................    07/24/97        5,000,000
    5,000,000  Riverside County, GO, 4.625%
                 Revenue Anticipation Note
                 School Financing Authority, Series 96...................................    07/17/97        5,024,113
    4,600,000  Stanislaus County, GO, 4.50%
                 Tax and Revenue Anticipation Note
                 Office of Education, Series 96..........................................    06/30/97        4,618,281
                                                                                                          ------------
                                                                                                            19,663,479
                                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY/PUT
   AMOUNT                                                                                     DATE*          VALUE
-------------                                                                              ------------   ------------
COLORADO--3.6%
$   8,000,000  Aurora County, 3.85% (b)
                 Multi Family Housing Revenue Bond
                 Aurora Meadows Apartments, Series 96, AMT
                 LOC: Federal National Mortgage Association..............................     09/07/96    $  8,000,000
    2,000,000  Colorado Student Obligation Authority, 3.45% (b)
                 Student Loan Revenue Bond, Series 93B, AMT
                 LOC: Student Loan Marketing Association.................................     09/07/96       2,000,000
    1,700,000  El Paso County, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Briar Glen Apartments, Series 95
                 LOC: General Electric Credit Corporation................................     09/07/96       1,700,000
                                                                                                          ------------
                                                                                                            11,700,000
                                                                                                          ------------
FLORIDA--0.6%
    2,000,000  Palm Beach, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Lake Crystal, Series 88A, AMT
                 LOC: Citibank...........................................................     09/07/96       2,000,000
                                                                                                          ------------
GEORGIA--0.8%
    2,550,000  Cobb County Development Authority, 3.60% (b)
                 Industrial Development Revenue Bond
                 Amoena Corporation Project, Series 92, AMT
                 LOC: Bayerische Hypobank................................................     09/07/96       2,550,000
                                                                                                          ------------
IDAHO--1.5%
    5,000,000  Boise, GO, 4.00%
                 Revenue Anticipation Note, Series 95B...................................     09/13/96       5,001,037
                                                                                                          ------------
ILLINOIS--8.9%
    1,100,000  Bolingbrook, 3.60% (b)
                 Multi Family Housing Revenue Bond
                 Amberton Apartments, Series 94, AMT
                 LOC: Lasalle National Trust, N.A........................................     09/07/96       1,100,000
    1,080,000  Chicago, 3.50% (b)
                 Airport System Revenue Bond, Series 84A
                 LOC: Societe Generale...................................................     09/07/96       1,080,000
   10,200,000  Chicago, 3.60% (b)
                 Airport Revenue Bond
                 O'Hare International Airport, Series 88A
                 LOC: Bayerische Landesbank..............................................     09/07/96      10,200,000
    7,900,000  Illinois Development Finance Authority, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Williamsburg Apartments, Series 91, AMT
                 LOC: Landesbank Hessen -- Thueringen G.Z................................     09/07/96       7,900,000
    6,000,000  Lisle Housing Finance Authority, 3.55% (b)
                 Multi Family Housing Revenue Bond
                 Devonshire Project, Series 91, AMT
                 LOC: American National Bank of Chicago..................................     09/07/96       6,000,000
    2,700,000  Southwestern, 3.65% (b)
                 Industrial Development Revenue Bond
                 Robinson Steel Company, Series 91
                 LOC: American National Bank of Chicago..................................     09/07/96       2,700,000
                                                                                                          ------------
                                                                                                            28,980,000
                                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY/PUT
   AMOUNT                                                                                     DATE*          VALUE
-------------                                                                              ------------   ------------
INDIANA--5.7%
$   1,785,000  Bluffton, 3.60% (b)
                 Industrial Development Revenue Bond
                 Snider Tire, Series 95, AMT
                 LOC: Wachovia Bank and Trust............................................    09/07/96     $  1,785,000
    1,815,000  City of Columbus, 3.65% (b)
                 Industrial Development Revenue Bond
                 Columbus Container, Series 89A, AMT
                 LOC: Bank One, Columbus, N.A............................................    09/07/96        1,815,000
    2,640,000  City of Crawfordsville, 3.80% (b)
                 Industrial Development Revenue Bond
                 Precision Plastics of Indiana, Series 92
                 LOC: Northern Trust Company.............................................    09/07/96        2,640,000
    4,000,000  Indiana Bond Bank, GO, 4.25%
                 Advance Funding Program Note, Series 96
                 GIC: Westdeutsche--Landesbank G.Z.......................................    01/09/97        4,010,324
    2,000,000  City of Indianapolis, 3.65% (b)
                 Industrial Development Revenue Bond
                 Altec Industries, Inc., Project, Series 89, AMT
                 LOC: Wachovia Bank and Trust............................................    09/07/96        2,000,000
    1,800,000  Jeffersonville, 3.80% (b)
                 Industrial Development Revenue Bond
                 Apollo America Corporation, Series 91, AMT
                 LOC: Chemical Bank......................................................    09/07/96        1,800,000
    4,400,000  City of Westfield, 3.80% (b)
                 Industrial Development Revenue Bond
                 PL Porter Project, Series 89, AMT
                 LOC: Bank of America....................................................    09/07/96        4,400,000
                                                                                                          ------------
                                                                                                            18,450,324
                                                                                                          ------------
IOWA--0.6%
    2,000,000  Iowa Higher Education, AMBAC, 6.125%
                 Student Loan Revenue Bond, Series 91C...................................    12/01/96        2,010,239
                                                                                                          ------------
KENTUCKY--2.8%
    9,000,000  City of Louisville, 3.60% (b)
                 Airport Revenue Bond
                 Louisville Airport, Series 89B, AMT
                 LOC: National City Bank of Louisville...................................    09/07/96        9,000,000
                                                                                                          ------------
MISSISSIPPI--0.9%
    2,950,000  City of Olive Branch, 3.75% (b)
                 United Healthcare, Series 86, AMT
                 LOC: First Union Bank of North Carolina.................................    09/07/96        2,950,000
                                                                                                          ------------
MISSOURI--0.6%
    2,000,000  City of St. Joseph, 3.65% (b)
                 Industrial Development Revenue Bond
                 Altec Industries, Inc., Series 89, AMT
                 LOC: Wachovia Bank & Trust..............................................    09/07/96        2,000,000
                                                                                                          ------------
MONTANA--1.1%
    3,500,000  Montana Higher Education, 4.30%
                 Student Loan Revenue Bond, Series 93B, AMT..............................    12/01/96        3,505,884
                                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                  MATURITY/PUT
   AMOUNT                                                                                       DATE*        VALUE
-------------                                                                              -------------  ------------
NEW HAMPSHIRE--5.6%
$   9,000,000  New Hampshire Business Finance Authority, 3.60% (b)
                 Pollution Control Revenue Bond
                 Public Service of New Hampshire, Series 92D, AMT
                 LOC: Barclays Bank......................................................    09/07/96     $  9,000,000
    2,695,000  New Hampshire Housing Finance Authority, 3.65% (b)
                 Multi Family Housing Revenue Bond
                 Countryside Ltd. Project, Series 94, AMT
                 LOC: General Electric Credit Corporation................................    09/07/96        2,695,000
    3,000,000  New Hampshire, GO, 5.0%
                 Capital Improvement, Series 95A.........................................    10/01/96        3,003,708
    1,900,000  New Hampshire Housing Finance Authority, 3.60% (b)
                 Multi Family Housing Revenue Bond
                 Fairways Project
                 LOC: General Electric Credit Corporation................................    09/07/96        1,900,000
    1,600,000  New Hampshire Industrial Development Authority, 3.55% (b)
                 Pollution Control Revenue Bond
                 Connecticut Light & Power, Series 88, AMT
                 LOC: Union Bank of Switzerland..........................................    09/07/96        1,600,000
                                                                                                          ------------
                                                                                                            18,198,708
                                                                                                          ------------
NEW MEXICO--0.6%
    1,000,000  Albuquerque Airport Facility, 3.45% (b)
                 Airport Revenue Bond
                 Albuquerque International, Series 96A
                 LOC: Bayerische Landesbank..............................................    09/07/96        1,000,000
    1,000,000  Santa Fe Mortgage Revenue, 4.0%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, FNMA & GNMA Series 95B, AMT
                 GIC: Financial Guaranty Insurance Company...............................    11/15/96        1,000,000
                                                                                                          ------------
                                                                                                             2,000,000
                                                                                                          ------------
OHIO--1.5%
    5,000,000  Ohio Air Authority, 3.50% (b)
                 Pollution Control Revenue Bond
                 JMG Funding Partnership, Series 94B, AMT
                 LOC: Societe Generale...................................................    09/07/96        5,000,000
                                                                                                          ------------
OKLAHOMA--3.7%
    2,000,000  Oklahoma Development Finance Authority, 3.65% (b)
                 Shawnee Funding Project, Series 96, AMT
                 LOC: Bank of Nova Scotia................................................    09/07/96        2,000,000
    2,500,000  Oklahoma Industrial Development Authority, 3.80% (b)
                 Industrial Development Revenue Bond
                 Farley Candy Project, Series 94
                 LOC: Toronto Dominion...................................................    09/07/96        2,500,000
    7,500,000  Optima Municipal Authority, 3.65% (b)
                 Industrial Development Revenue Bond
                 Seaboard Project, Series 94, AMT
                 LOC: Trust Company Bank.................................................    09/07/96        7,500,000
                                                                                                          ------------
                                                                                                            12,000,000
                                                                                                          ------------
OREGON--2.6%
    8,500,000  Port of Portland, 3.60% (b)
                 Industrial Development Revenue Bond
                 Portland Bulk Term, Series 96
                 LOC: Canadian Imperial Bank of Commerce.................................    09/07/96        8,500,000
                                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY/PUT
   AMOUNT                                                                                     DATE*          VALUE
-------------                                                                              -------------  ------------
PENNSYLVANIA--2.3%
$   3,700,000  Pennsylvania Higher Education, 3.55% (b)
                 Student Loan Revenue Bond, Series 88C, AMT
                 LOC: Student Loan Marketing Association.................................    09/07/96     $  3,700,000
    3,900,000  Pennsylvania Higher Education, 3.55% (b)
                 Student Loan Revenue Bond, Series 94A, AMT
                 LOC: Student Loan Marketing Association.................................    09/07/96        3,900,000
                                                                                                          ------------
                                                                                                             7,600,000
                                                                                                          ------------
RHODE ISLAND--5.2%
    2,600,000  City of Providence, 3.55% (b)
                 Washington Street Public Parking Garage, Series 91, AMT
                 LOC: Morgan Guaranty Trust Company......................................    09/07/96        2,600,000
    5,000,000  Rhode Island Port Authority, 3.50% (b)
                 Electric Revenue Bond
                 Newport Electric Corporation, Series 94
                 LOC: Canadian Imperial Bank of Commerce.................................    09/07/96        5,000,000
    9,300,000  Rhode Island Higher Education, 3.50% (b)
                 Student Loan Revenue Bond, Series 95-1, AMT
                 LOC: National Westminister..............................................    09/07/96        9,300,000
                                                                                                          ------------
                                                                                                            16,900,000
                                                                                                          ------------
SOUTH CAROLINA--1.8%
    2,000,000  Dorchester County, 3.55% (b)
                 Pollution Control Revenue Bond
                 The BOC Group, Series 93
                 LOC: Wachovia Bank & Trust..............................................    09/07/96        2,000,000
    2,300,000  South Carolina Economic Development Authority, 3.60% (b)
                 Industrial Development Revenue Bond
                 Synthetics International, Series 95, AMT
                 LOC: Wachovia Bank & Trust..............................................    09/07/96        2,300,000
    1,500,000  South Carolina Economic Development Authority, 3.60% (b)
                 Industrial Development Revenue Bond
                 Sanders Brothers, Series 96, AMT
                 LOC: Wachovia Bank & Trust..............................................    09/07/96        1,500,000
                                                                                                          ------------
                                                                                                             5,800,000
                                                                                                          ------------
SOUTH DAKOTA--1.1%
    3,500,000  South Dakota Housing Development Authority, 4.05%
                 Single Family Mortgage Revenue Bond
                 Homeownership Mortgage, Series 95E, AMT.................................    10/24/96        3,500,000
                                                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY/PUT
   AMOUNT                                                                                     DATE*          VALUE
-------------                                                                             --------------  ------------
TEXAS--17.3%
$   7,100,000  Brazos Higher Education, 3.45% (b)
                 Student Loan Revenue Bond, Series B1, AMT
                 LOC: Student Loan Marketing Association.................................    09/07/96     $  7,100,000
    8,500,000  Lago Vista Health Facility, 3.45% (b)
                 The Island on Lake Travis, Series 86, AMT
                 LOC: Credit Suisse......................................................    09/07/96        8,500,000
    5,000,000  Galveston, 3.60% (b)
                 Industrial Development Revenue Bond
                 Mitchell Project, Series 93, AMT
                 LOC: National Westminister..............................................    09/07/96        5,000,000
    7,900,000  Galveston, 3.60% (b)
                 Industrial Development Revenue Bond
                 Mitchell Project, Series 93A, AMT
                 LOC: National Westminister..............................................    09/07/96        7,900,000
   11,000,000  Port of Port Arthur, 3.55% (b)
                 Industrial Development Revenue Bond
                 Star Enterprises Project, Series 94, AMT
                 LOC: Swiss Bank.........................................................    09/07/96       11,000,000
    6,200,000  San Antonio Housing Finance Authority, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Cape Cod Apartments, Series 90, AMT
                 LOC: Landesbank Hessen-Thueringen G. Z. ................................    09/07/96        6,200,000
    2,700,000  San Antonio Housing Finance Authority, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Mesa Ridge Apartments, Series 90, AMT
                 LOC: Landesbank Hessen-Thueringen G. Z..................................    09/07/96        2,700,000
    7,800,000  South Texas Higher Education, 3.45% (b)
                 Student Loan Revenue Bond, Series 95A, AMT
                 LOC: Student Loan Marketing Association.................................    09/07/96        7,800,000
                                                                                                          ------------
                                                                                                            56,200,000
                                                                                                          ------------
UTAH--5.2%
    2,000,000  Morgan County, 3.60% (b)
                 Solid Waste Revenue Bond
                 Holnam Inc., Series 96, AMT
                 LOC: Societe Generale...................................................    09/07/96        2,000,000
    9,095,000  Utah Housing Finance Agency, 3.70% (b)
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 4
                 GIC: Trinity Funding....................................................    09/07/96        9,095,000
    6,000,000  Utah Housing Finance Authority, 3.70% (b)
                 Single Family Mortgage Revenue Bond
                 Home Ownership Mortgage, Series 96-3, AMT
                 GIC: Bayerische Landesbank..............................................    09/07/96        6,000,000
                                                                                                          ------------
                                                                                                            17,095,000
                                                                                                          ------------
VIRGINIA--8.0%
    2,000,000  Alexandria Redevelopment and Housing Authority, 3.80% (b)
                 Multi Family Housing Revenue Bond
                 Buckingham Village Apartments, Series 96B, AMT
                 LOC: First Union Bank of North Carolina.................................    09/07/96        2,000,000
    1,500,000  Charles City, 3.80% (b)
                 Solid Waste Revenue Bond,
                 Chambers Development of Virginia, Series 96 AMT
                 LOC: Morgan Guaranty Trust Company......................................    09/07/96        1,500,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                MATURITY/PUT
   AMOUNT                                                                                     DATE*          VALUE
-------------                                                                              -------------  ------------
$   4,505,000  Fairfax County Development Authority, 3.80% (b)
                 Fair Lakes D&K Ltd. Partnership, Series 96, AMT
                 LOC: First Union Bank of North Carolina.................................    09/07/96     $  4,505,000
    7,500,000  Richmond Redevelopment and Housing Authority, 3.70% (b)
                 Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-5, AMT
                 GIC: Westdeutsche Landesbank............................................    09/07/96        7,500,000
   10,660,000  Richmond Redevelopment and Housing Authority, 3.70% (b)
                 Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-7, AMT
                 GIC: Westdeutsche Landesbank............................................    09/07/96       10,660,000
                                                                                                          ------------
                                                                                                            26,165,000
                                                                                                          ------------
WASHINGTON--0.4%
    1,300,000  Bremerton, FGIC, 4.8%
                 Sewer System Revenue Bond, Series 92A...................................    09/01/97        1,309,370
                                                                                                          ------------
WEST VIRGINIA--3.8%
    3,900,000  Marion County, 3.60% (b)
                 Solid Waste Revenue Bond
                 Grant Town Cogen Project, Series 92A, AMT
                 LOC: National Westminister..............................................    09/07/96        3,900,000
    4,300,000  Marion County, 3.55% (b)
                 Solid Waste Revenue Bond
                 Grant Town Cogen Project, Series 91B, AMT
                 LOC: National Westminister..............................................    09/07/96        4,300,000
    4,400,000  Marion County, 3.55% (b)
                 Solid Waste Revenue Bond
                 Grant Town Cogen Project, Series 90D, AMT
                 LOC: National Westminister..............................................    09/07/96        4,400,000
                                                                                                          ------------
                                                                                                            12,600,000
                                                                                                          ------------
TOTAL INVESTMENTS (cost $324,896,532)(c), 99.7% (a)....................................................    324,896,532
OTHER ASSETS AND LIABILITIES, net, 0.3% (a)............................................................        864,940
                                                                                                          ------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share; 325,827,848 shares outstanding), consisting of paid-in-capital net of accumulated net realized loss of $66,375,
  100.00%..............................................................................................   $325,761,472
                                                                                                          ============

---------------
  * Earlier of the maturity date or the put date.
(a) Percentages are based on net assets.
(b) Floating Rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) The aggregate identified cost for federal income tax purposes is the same.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Securities subject to Alternative Minimum Tax
BPA--Bond purchase agreement provided by noted institution
FGIC--Federal Guaranty Insurance Company
GIC--Credit enhancement provided by guaranteed investment contract with noted institution
GO--General Obligation
LOC--Credit enhancement provided by letter of credit issued by noted institution
MBIA--Municipal Bond Investors Assurance

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

Investment Income
Interest.................................................................................                 $11,514,663
Expenses (Notes 1 and 4):
  Management fee.........................................................................  $1,538,074
  Distribution fee.......................................................................     465,971
  Shareholder servicing..................................................................     111,384
  Amortization of state registration expenses............................................      99,432
  Custodian/Fund accounting fees.........................................................      71,506
  Professional fees......................................................................      42,729
  Reports to shareholders................................................................      17,484
  Federal registration fees..............................................................      14,742
  Amortization of organization expenses..................................................       9,252
  Trustees' fees and expenses............................................................       8,394
  Insurance..............................................................................       3,734
  Other..................................................................................       8,477
                                                                                           ----------
Total expenses...........................................................................                   2,391,179
                                                                                                          -----------
Net investment income resulting from operations..........................................                 $ 9,123,484
                                                                                                           ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1996     AUGUST 31, 1995
                                                                                   ---------------     ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income..........................................................   $   9,123,484       $   7,478,963
  Net realized loss from investment transactions.................................              --             (46,523)
                                                                                   ---------------     ---------------
Net increase in net assets resulting from operations.............................       9,123,484           7,432,440
Distributions to shareholders from net investment income ($.030 and $.030 per
  share, respectively)...........................................................      (9,123,484)         (7,478,963)
Increase in net assets from Fund share transactions (Note 2).....................      42,751,733          70,589,200
                                                                                   ---------------     ---------------
Increase in net assets...........................................................      42,751,733          70,542,677
Net assets, beginning of year....................................................     283,009,739         212,467,062
                                                                                   ---------------     ---------------
Net assets, end of year..........................................................   $ 325,761,472       $ 283,009,739
                                                                                   ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                                 --------------------------------------------------
                                                                  1996       1995       1994       1993      1992+
                                                                 ------     ------     ------     ------     ------
         NET ASSET VALUE, BEGINNING OF PERIOD:.................  $1.000     $1.000     $1.000     $1.000     $1.000
                                                                 ------     ------     ------     ------     ------
         INCOME FROM INVESTMENT OPERATIONS:
           Net investment income(a)............................    .030       .030       .019       .020       .005
         LESS DISTRIBUTIONS:
           Dividends from net investment income................   (.030)     (.030)     (.019)     (.020)     (.005)
                                                                 ------     ------     ------     ------     ------
         NET ASSET VALUE, END OF PERIOD:.......................  $1.000     $1.000     $1.000     $1.000     $1.000
                                                                 ======     ======     ======     ======     ======
         TOTAL RETURN %........................................    2.98       3.04       1.90       2.02        .47(c)
         RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL
           DATA:
           Operating expenses, net(a)..........................     .77        .77        .77        .77        .77(b)
           Net investment income...............................    2.94       3.05       1.89       1.98       2.32(b)
           Net assets, end of period ($ millions)..............     326        283        212        207        102

---------------

 +  For the period June 17, 1992 (commencement of operations) to August 31,
    1992.
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001, per share, for the four periods ended August 31, 1995, respectively. The operating expense ratios including such items would be .79%, .77%, .83% and 1.11% (annualized), respectively. No management fees were waived or recovered for the year ended August 31, 1996.
(b) Annualized.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1996 there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the years ended August 31, 1996 and 1995, at a constant net asset value of $1.00 per share, were as follows:

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1996     AUGUST 31, 1995
                                                                                   ---------------     ---------------
        Shares sold............................................................     1,388,242,449       1,085,052,629
        Shares issued on reinvestment of distributions.........................         8,254,216           7,350,654
        Shares redeemed........................................................    (1,353,744,932 )    (1,021,814,083 )
                                                                                   ---------------     ---------------
          Net increase.........................................................        42,751,733          70,589,200
        Shares outstanding:
          Beginning of year....................................................       283,076,115         212,486,915
                                                                                   ---------------     ---------------
          End of year..........................................................       325,827,848         283,076,115
                                                                                   ==============      ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1996, purchases, sales and maturities of short-term investment securities aggregated $678,425,225, $577,405,000 and $55,770,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425%
        of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to the following management fee schedule:
        .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of August 31, 1996 was $137,235. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Since inception, the Manager has

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed .77%, on an annual basis, of the Fund's average daily net assets. This limitation is more restrictive than any state expense limitation. Under this voluntary limitation, management fees of $40,432 ($.00002 per share) were waived in the year ended August 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1996 was $21,000. In addition, the Manager performs Fund accounting services for the Fund and charged $40,168 during the year of which $6,600 was payable as of August 31, 1996.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the InvestmentCompany Act of 1940, as amended, the Fund pays Raymond James
        & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1996 was $41,501. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1996, the Fund has net tax basis capital loss carryforwards of $17,824, $2,029 and $46,522 which may be applied against any realized net taxable gains until their expiration dates in 2001, 2003 and 2004, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Cash Trust-Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust-Municipal Money Market Fund (the "Fund") at August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended August 31, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated October 12, 1995 expressed an unqualified opinion on those statements.


/s/ Price Waterhouse LLP
------------------------
PRICE WATERHOUSE LLP
Tampa, Florida

October 11, 1996

--------------------------------------------------------------------------------

                                TAX INFORMATION
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the year ended August 31, 1996, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

HERITAGE CASH TRUST-MUNICIPAL MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           ---HERITAGE CASH TRUST
                 MONEY MARKET FUND
           ---HERITAGE CAPITAL APPRECIATION TRUST
           ---HERITAGE INCOME-GROWTH TRUST
           ---HERITAGE INCOME TRUST
                 HIGH YIELD BOND FUND
                 INTERMEDIATE GOVERNMENT FUND
           ---HERITAGE SERIES TRUST
                 EAGLE INTERNATIONAL EQUITY PORTFOLIO
                 GROWTH EQUITY FUND
                 SMALL CAP STOCK FUND
                 VALUE EQUITY FUND
           ---HERITAGE U.S. GOVERNMENT INCOME FUND
                 (A CLOSED-END FUND THAT TRADES ON THE
                 NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your account executive. Please read the Prospectus carefully before you invest in any of the funds.

     Heritage Cash Trust-Municipal Money Market Fund
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------

     Address Change Requested


     This report is for the information of shareholders of Heritage Cash Trust-Municipal Money Market Fund, It may also be used as sales literature when preceded or accompanied by a prospectus.

     11M 10/96 (RECYCLE LOGO) Printed on recycled paper

                       (LOGO) HERITAGE CASH TRUST (TM)

                          MUNICIPAL MONEY MARKET FUND
A money market fund seeking
maximum current income exempt
from Federal income tax consistent
with stability of principal

ANNUAL REPORT
and Investment Performance
Review for the Year Ended
AUGUST 31, 1996

A member of the
Heritage Family of Mutual Funds(TM)